Capital Stock Transactions (Details Narrative) (10-K) - USD ($)																	2 Months Ended	3 Months Ended					9 Months Ended	12 Months Ended
	Mar. 17, 2020	Feb. 04, 2020	Feb. 04, 2020	Feb. 03, 2020	Jan. 30, 2020	Jan. 21, 2020	Dec. 05, 2019	Sep. 19, 2019	Jul. 19, 2019	Jun. 10, 2019	May 31, 2019	Feb. 13, 2019	Oct. 09, 2018	Feb. 13, 2018	Aug. 21, 2014	Aug. 07, 2013	Mar. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2019	Apr. 28, 2018	Sep. 30, 2017	Jun. 30, 2017	May 25, 2006	Apr. 21, 2005
Common stock, shares authorized																	2,000,000,000	2,000,000,000	2,000,000,000					2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares par value																	$ 0.001	$ 0.001	$ 0.001					$ 0.001	$ 0.001
Preferred stock, shares authorized																	20,000	20,000	20,000					20,000	20,000
Number of shares conversion of convertible notes													884,195										26,054,672
Number of shares issued for additional compensation																							13,800,000
Number of shares issued for consulting services																							1,500,000
Stock issued for settlement of note payable, value					$ 36,500								$ 35,367
Shares issued price per share					$ 0.02	$ 0.03							$ 0.04
Number of common stock shares issued for conversion					1,700,000													498,211,169						8,125,000
Number of stock issued shares						300,000,000
Accrued interest					$ 19,721
Common stock, shares outstanding																	762,130,989	762,130,989	753,907,656					753,907,656	555,582,656
Preferred d stock, shares par value																	$ 100	$ 100	$ 100					$ 100	$ 100
Preferred shares reclassed
Preferred stock, shares outstanding																	5,700	5,700	6,500					6,500	7,500
Number of outstanding stock options
Notes Payable [member]
Number of stock issued shares					36,500													22,221
Common Stock [Member]
Common stock, shares par value																	$ 0.02	$ 0.02
Number of shares conversion of convertible notes																		2,000,000			4,000,000			4,000,000
Number of shares issued for consulting services																									13,800,000
Stock issued for settlement of note payable, value																		$ 2,000			$ 4,000			$ 4,000
Shares issued price per share	$ 0.03	$ 0.04	$ 0.04	$ 0.03
Number of common stock shares issued for conversion																		1,700,000
Number of stock issued shares	833,333	2,000,000		3,690,000		4,523,333											1,700,000			168,000,000					4,000,000
Preferred shares reclassed
Preferred shares reclassed, shares
Series F Warrants [Member]
Warrant is exercisable price per share																	$ 0.10	$ 0.10	$ 0.10					$ 0.10
Warrant to purchase shares of common stock																	375,000	375,000	375,000					375,000
Series G Warrants [Member]
Warrant is exercisable price per share																	$ 0.20	$ 0.20	$ 0.20					$ 0.20
Warrant to purchase shares of common stock																	375,000	375,000	375,000					375,000
Warrants [Member] | Accredited Investor [Member]
Number of stock issued shares										500,000
Warrant is exercisable price per share								$ 0.04		$ 0.04
Number of stock sale shares								250,000		500,000
Number of warrant to purchase common stock								1		1
Purchase price of shares sale								$ 10,000		$ 10,000
Sale of stock price per share								$ 0.02		$ 0.02
Subsequent Event [Member]
Common stock, shares par value																	$ 0.02	$ 0.02
Number of shares conversion of convertible notes					1,700,000
Stock issued for settlement of note payable, value					$ 36,500
Shares issued price per share					$ 0.02
Number of common stock shares issued for conversion			800		1,700,000
Number of stock issued shares			2,000,000			300,000,000											1,700,000	22,221
Warrant is exercisable price per share		$ 0.04	$ 0.04
Accrued interest					$ 19,721
Subsequent Event [Member] | Notes Payable [member]
Number of stock issued shares					36,500
Subsequent Event [Member] | Common Stock [Member]
Shares issued price per share						$ 0.03
Number of stock issued shares						4,523,333
Preferred Series D Shares [Member]
Number of shares conversion of convertible notes																						800
Stock issued for settlement of note payable, value																						$ 60,000
Shares issued price per share																				$ 0.015		$ 0.015
Number of common stock shares issued for conversion																						4,000,000
Inducement fee																						$ 60,000
Preferred shares reclassed																						$ 20,000
Preferred shares reclassed, shares																						200
Preferred Series D Shares [Member] | Common Stock [Member]
Number of common stock shares issued for conversion		800
Preferred Series D Shares [Member] | Subsequent Event [Member]
Shares issued price per share		$ 0.04	$ 0.04
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized																	440	440	440					440
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized																	20,000	20,000	20,000					20,000
Series C Convertible Preferred Stock [Member]
Preferred stock, shares authorized																	15,000	15,000	15,000					15,000
Series D Convertible Preferred Stock [Member]
Preferred stock dividend rate															13.00%			17.50%						17.50%
Preferred stock dividend description															In September 2015, all holders of Series D Preferred signed and delivered estoppel agreements, whereby the holders agreed, among other things, that the Series D Preferred was not in default and to reduce (effective as of December 31, 2015) the dividend rate on the Series D Preferred Stock to nine percent per annum and to terminate the 3.5% penalty in respect of unpaid dividends accruing on or after such date.			The Series D Preferred holders were initially entitled to be paid a special monthly divided at the rate of 17.5% per annum. Initially, the Series D Preferred Stock was also entitled to be paid special dividends in the event cash dividends were not paid when scheduled. If the Company does not pay the dividend within five (5) business days from the end of the calendar month for which the payment of such dividend to owed, the Company will pay the investor a special dividend of an additional 3.5%. Any unpaid or accrued special dividends will be paid upon a liquidation or redemption. For any other dividends or distributions, the Series D Preferred Stock participates with common stock on an as-converted basis. The Series D Preferred holders may elect to convert the Series D Preferred Stock, in their sole discretion, at any time after a one year (1) year holding period, by sending the Company a notice to convert. The conversion rate is equal to the greater of $0.08 or a 20% discount to the average of the three (3) lowest closing market prices of the common stock during the ten (10) trading day period prior to conversion. The Series D Preferred Stock is redeemable from funds legally available for distribution at the option of the individual holders of the Series D Preferred Stock commencing any time after the one (1) year period from the offering closing at a price equal to the initial purchase price plus all accrued but unpaid dividends, provided, that if the Company gave notice to the investors that it was not in a financial position to redeem the Series D Preferred, the Company and the Series D Preferred holders are obligated to negotiate in good faith for an extension of the redemption period. The Company timely notified the investors that it was not in a financial position to redeem the Series D Preferred and the Company and the investors have engaged in ongoing negotiations to determine an appropriate extension period.						The Series D Preferred holders were initially entitled to be paid a special monthly divided at the rate of 17.5% per annum. Initially, the Series D Preferred Stock was also entitled to be paid special dividends in the event cash dividends were not paid when scheduled. If the Company does not pay the dividend within five (5) business days from the end of the calendar month for which the payment of such dividend to owed, the Company will pay the investor a special dividend of an additional 3.5%. Any unpaid or accrued special dividends will be paid upon a liquidation or redemption. For any other dividends or distributions, the Series D Preferred Stock participates with common stock on an as-converted basis. The Series D Preferred holders may elect to convert the Series D Preferred Stock, in their sole discretion, at any time after a one year (1) year holding period, by sending the Company a notice to convert. The conversion rate is equal to the greater of $0.08 or a 20% discount to the average of the three (3) lowest closing market prices of the common stock during the ten (10) trading day period prior to conversion. The Series D Preferred Stock is redeemable from funds legally available for distribution at the option of the individual holders of the Series D Preferred Stock commencing any time after the one (1) year period from the offering closing at a price equal to the initial purchase price plus all accrued but unpaid dividends, provided, that if the Company gave notice to the investors that it was not in a financial position to redeem the Series D Preferred, the Company and the Series D Preferred holders are obligated to negotiate in good faith for an extension of the redemption period. The Company timely notified the investors that it was not in a financial position to redeem the Series D Preferred and the Company and the investors have engaged in ongoing negotiations to determine an appropriate extension period.
Preferred stock, shares outstanding															5,000
Stock Purchase Agreement [Member]
Warrant is exercisable price per share								$ 0.04
Number of stock sale shares								250,000
Purchase price of shares sale								$ 5,000
Sale of stock price per share								$ 0.02
Nevada Corporation [Member] | Stock Purchase Agreement [Member]
Common stock, shares par value														$ 0.001
Proceeds from issuance of common stock														$ 907,388
Number of restricted shares issuance														302,462,667
MGW Investment I Limited [Member] | Subscription Agreement [Member]
Common stock, shares par value											$ 0.001
Warrant is exercisable price per share											$ 0.04
Number of stock sale shares											168,000,000
Purchase price of shares sale											$ 1,999,200
Sale of stock price per share											$ 0.0119
MGW Investment I Limited [Member] | Subscription Agreement [Member] | Warrants [Member]
Number of stock issued shares											500,000
Warrant is exercisable price per share											$ 0.04
Number of stock sale shares											168,000,000
Purchase price of shares sale											$ 1,999,200
Board of Directors and Shareholders [Member]
Common stock, shares authorized										2,000,000,000																	800,000,000	400,000,000	400,000,000		200,000,000
Common stock, shares par value																															$ 0.001
Preferred stock, shares authorized																												10,000,000	10,000,000	15,000
Kambiz Mahdi [Member]
Number of shares issued for additional compensation												20,000,000
Shares issued price per share												$ 0.0131
Value of shares issued for additional compensation												$ 262,000
Accredited Investor [Member]
Shares issued price per share									$ 0.02	$ 0.02
Number of stock issued shares							5,000,000		500,000	500,000
Warrant is exercisable price per share							$ 0.04		$ 0.04	$ 0.04
Number of stock sale shares									10,000	10,000
Number of warrant to purchase common stock									5,000,000	500,000
Purchase price of shares sale							$ 75,000
Sale of stock price per share							$ 0.015
Board of Directors [Member]
Preferred stock, shares authorized																	20,000,000	20,000,000	20,000,000					20,000,000
Preferred d stock, shares par value																	$ 0.001	$ 0.001	$ 0.001					$ 0.001
Board of Directors [Member] | Series D Convertible Preferred Stock [Member]
Number of preferred stock shares designated																15,000
Preferred stock shares designated description																Board of Directors designated a series of our preferred stock as Series D Preferred Stock, authorizing 15,000 shares. Our Series D Preferred Stock offering terms authorized us to raise up to $1,000,000 with an over-allotment of $500,000 in multiple closings over the course of six months.
Proceeds from issuance of preferred stock																$ 750,000